Mineral Stream Interests - Additional Information (Detail) $ in Thousands				9 Months Ended	12 Months Ended
		Jul. 16, 2018 USD ($) oz	May 10, 2018 USD ($) oz shares	Sep. 30, 2018 USD ($)	Dec. 31, 2019 USD ($) $ / oz oz	Dec. 31, 2018 USD ($) $ / oz shares	Jun. 11, 2018 USD ($) oz
Disclosure Of Mineral Stream Interests [line items]
Gain on disposal of silver streaming interest					$ 0	$ 245,715
Upfront cash consideration paid	[1]				$ 31,000
Restructuring of san dimas precious metal purchase agreement [member] | Silver and gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Exchange ratio description					If the average gold to silver price ratio decreases to less than 50:1 or increases to more than 90:1 for a period of 6 months or more, then the “70” shall be revised to “50” or “90”, as the case may be, until such time as the average gold to silver price ratio is between 50:1 to 90:1 for a period of 6 months or more in which event the “70” shall be reinstated.
First Majestic [member]
Disclosure Of Mineral Stream Interests [line items]
Number of common shares received | shares			20,914,590
Fair value of shares received			$ 151,000
Gain on disposal of silver streaming interest					$ 500
First Majestic [member] | Restructuring of san dimas precious metal purchase agreement [member]
Disclosure Of Mineral Stream Interests [line items]
Number of common shares received | shares			20,914,590
Goldcorp Inc. [member]
Disclosure Of Mineral Stream Interests [line items]
Cash consideration received upon disposal of mineral stream interest						10,000
San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Cash consideration received upon disposal of mineral stream interest						$ 220,000
San Dimas [member] | First Majestic [member]
Disclosure Of Mineral Stream Interests [line items]
Number of common shares received | shares						20,914,590
Fair value of shares received						$ 151,000
Silver interests [member] | Goldcorp Inc. [member] | Restructuring of san dimas precious metal purchase agreement [member]
Disclosure Of Mineral Stream Interests [line items]
Cash consideration received upon terminating silver delivery guarantee			$ 10,000
Silver interests [member] | San Dimas [member] | Restructuring of san dimas precious metal purchase agreement [member]
Disclosure Of Mineral Stream Interests [line items]
Cash consideration received upon disposal of mineral stream interest			$ 220,000
Gain on disposal of silver streaming interest				$ 246,000
Silver [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Attributable Payable Production to be Purchased			100.00%		0.00%
Number of silver ounces to be delivered before sharing mechanism applies | oz			6,000,000
Attributable Payable Production to be Purchased there after			50.00%
Silver [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Attributable Payable Production to be Purchased					0.00%
Gold [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Attributable Payable Production to be Purchased there after						25.00%
Upfront cash consideration paid						$ 220,000
Percentage of silver production to be Converted to gold and purchased						25.00%
Gold to silver exchange ratio					70	70
Per Ounce Cash Payment | $ / oz					606	600
Gold [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Attributable Payable Production to be Purchased					100.00%
Fixed payable rate		99.00%
Percentage of production		100.00%
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL		18.00%
Gold and palladium [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration paid		$ 500,000
Palladium [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Attributable Payable Production to be Purchased					0.00%
Palladium [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Attributable Payable Production to be Purchased					4.50%
Fixed payable rate		99.60%
Percentage of production		4.50%
Number of ounces to be delivered before first step down in entitlement percentage | oz		375,000			375,000
Percentage of production to be purchased after first step down		2.25%			2.25%
Number of ounces to be delivered before second step down in entitlement percentage | oz		550,000			550,000
Percentage of production to be purchased after second step down		1.00%			1.00%
Per ounce cash payment as a percentage of the spot price of metal delivered		18.00%			18.00%
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL		22.00%			22.00%
Cobalt [member] | Voisey's Bay [member]
Disclosure Of Mineral Stream Interests [line items]
Attributable Payable Production to be Purchased							42.40%
Upfront cash consideration paid							$ 390,000
Cobalt pounds to be delivered before entitlement step down takes effect | oz							31,000,000
Percentage of metal production at the mine which WPM is entitled to after step down							21.20%
Per pound cash payment as a percentage of the spot price of metal delivered							18.00%
Percentage of spot price of metal thereafter							22.00%
Fixed payable rate							93.30%
Cobalt [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Attributable Payable Production to be Purchased					0.00%
Cobalt [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Attributable Payable Production to be Purchased					0.00%

[1]	Expressed in thousands of United States dollars; excludes closing costs and capitalized interest, where applicable.